Investments Invest Assets On Deposit, Held in Trust and Pledged as Collateral ( Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposit Assets	$ 8,263	$ 7,648
Assets Held-in-trust	2,634	9,054
Policyholder Account Balances [Member]
Deposit Assets		34
Fixed Maturity Securities | Policyholder Account Balances [Member]
Deposit Assets	34
Fixed Maturity Securities | Reinsurance [Member]
Assets Held-in-trust	$ 42	$ 15